Contracts assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Beginning balance	$ 724	$ 665
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	84	89
Increase in contract liabilities included in contract assets during the year	(88)	(83)
Increase in contract assets from revenue recognized during the year	713	728
Contract assets transferred to trade receivables	(613)	(586)
Contract terminations transferred to trade receivables	(60)	(50)
Other	(25)	(39)
Ending balance	735	724
Contract liabilities
Opening balance	1,085	1,045
Revenue recognized included in contract liabilities at the beginning of the year	(734)	(736)
Increase in contract liabilities during the year	785	794
Contract assets transferred to trade receivables	8	14
Acquisitions / (Disposition)	0	8
Contract terminations transferred to trade receivables	(1)	(1)
Other	(55)	(39)
Ending balance	1,088	1,085
Contract assets
Contract liabilities
Allowance for doubtful accounts	$ 18	$ 19	$ 20